Deferred Government Grants (Details) - Schedule of deferred government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred government grants [Abstract]
Balance at beginning of the year			$ 1,864
Recognized as other operating income			(1,854)
Foreign currency translation difference			(10)
Balance at ending of the year